CONVERTIBLE PROMISSORY NOTES (Details)	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY	Jun. 10, 2011 USD ($)	Oct. 09, 2013 2013 Note and CB Class A Shares	Oct. 09, 2013 2013 Note and CB Class A Shares USD ($)	Dec. 31, 2013 Convertible Promissory Note [Member] Class A Shares	Jul. 10, 2013 Convertible Promissory Note [Member] Notes 2013	Dec. 31, 2013 Convertible Promissory Note [Member] Notes 2013 USD ($)	Dec. 31, 2013 Convertible Promissory Note [Member] Notes 2013 CNY	Jun. 10, 2013 Convertible Promissory Note [Member] Notes 2013 USD ($)	Jun. 10, 2013 Convertible Promissory Note [Member] Notes 2013 CNY
Principal amount									$ 21,122,500	130,769,398
Conversion price per share		$ 3.89		$ 3.89					$ 3.89
Share Price		$ 4.91							$ 3.89
Extended maturity term of debt						1 month
Number of convertible bonds converted to shares			10,427,373		5,429,948
Deemed dividend	44,163,640						$ 3,746,653	23,038,805